INCOME TAX - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Operating loss carry forwards	$ 17,391	$ 15,426
Reserves and allowances	1,599	1,467
Net deferred tax assets before valuation allowance	18,990	16,893
Valuation allowance	(18,480)	(16,508)
Net deferred tax assets	510	385
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	14,339	12,662
Valuation allowance	(13,829)	(12,251)
Net deferred tax assets	510	411
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	4,651	4,231
Valuation allowance	(4,651)	(4,257)
Deferred Tax Liabilities, Net		$ (26)